Average Annual Total Returns - Transamerica AEGON Sustainable Equity Income VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(7.35%)	6.33%	8.19%	May 01, 1996	(7.59%)	6.06%	7.92%	May 01, 2003	2.80%	[1]	9.74%	[1]	10.50%	[1]

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.